Acquisitions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified										12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2007 iSoftStone Wuxi	Aug. 31, 2011 Wuxi Huayang	Dec. 31, 2010 Wuxi Huayang	Oct. 31, 2010 Wuxi Huayang	Dec. 31, 2009 Wuxi Huayang	Dec. 31, 2007 Wuxi Huayang	Jul. 01, 2007 Wuxi Huayang	Dec. 31, 2011 Star	Dec. 31, 2010 Star	Dec. 31, 2009 Star	Apr. 30, 2011 Star	Mar. 01, 2009 Star	Dec. 31, 2009 Star Maximum	Jul. 30, 2010 MDCL	Dec. 31, 2010 MDCL	Dec. 31, 2009 MDCL	Mar. 06, 2009 MDCL	Mar. 06, 2009 MDCL Maximum	Dec. 23, 2010 Ascend	Dec. 31, 2011 Ascend	Dec. 31, 2010 Ascend	Dec. 31, 2012 Ascend	Oct. 07, 2010 Ascend	Oct. 07, 2010 Ascend Maximum	Oct. 07, 2010 Ascend Minimum	Nov. 10, 2010 Shanghai Kangshi	Dec. 31, 2012 Shanghai Kangshi	Dec. 31, 2010 Shanghai Kangshi	Dec. 31, 2011 Shanghai Kangshi	Dec. 31, 2012 Adventier	Dec. 31, 2011 Adventier	Mar. 31, 2012 Adventier	Jul. 31, 2011 Adventier	Jul. 31, 2011 Adventier Maximum	Dec. 31, 2012 Abovenet	Jun. 23, 2012 Abovenet	Jun. 23, 2012 Abovenet Maximum	Dec. 31, 2012 Jiangchen	Apr. 01, 2012 Jiangchen	Apr. 01, 2012 Jiangchen Maximum	Dec. 31, 2012 Other acquisitions	Dec. 31, 2011 Other acquisitions
Business Acquisition [Line Items]
Percentage of non-controlling interest acquired			49.00%
Cash consideration paid for acquisition				$ 45	$ 629		$ 1,107	$ 779	$ 1,886		$ 257		$ 439				$ 266		$ 700			$ 1,697	$ 1,928	$ 1,697					$ 1,440	$ 1,867	$ 2,620	$ 2,540			$ 3,555			$ 929			$ 1,390		$ 334	$ 306
Additional cash consideration						674			134						1,528					500						3,394	394	6,373				1,911				8,000			3,113			3,970
Contingent consideration											436	670		1,596					549				310										4,130	4,451	2,076		1,412	907			1,811
Deferred consideration, current	2,480	3,488										836
Contingent purchase consideration upon attainment to certain performance targets												692
Gain of changes in fair value of contingent consideration										2		90					245
Loss of changes in fair value of contingent consideration											23							93				2,966	132						167	62		460	1,838				387			155
Contingent purchase consideration, shares value																				400			951
Gain on bargain purchase of a business																			66
Additional consideration, shares																242,059
Additional consideration, shares price per share																$ 0.54
Equity interest acquired																									100.00%			100.00%							100.00%			100.00%
Ordinary shares issued at acquisition date																					823,846							970,215
Ordinary shares issued at acquisition date, per share																					$ 1.15							$ 1.235
Total Contingent consideration																						3,394
Contingent receivable																												225
Cash consideration payable for acquisition																													565
Deferred consideration																																1,833								1,987
Fair value of restricted shares issued in connection with business acquisition																							$ 951					$ 1,198															$ 80